Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related parties with transactions and related party relationships
Name of Related Party	Relationship to the Company
Mr. Hengfang Li	CEO and Chairman of the Board of Directors
Ms. Hong Ma	Wife of the CEO
Reto International Trading Co. Ltd	The owner of the entity holds more than 5% of the Company’s outstanding common stock
Q Green Techcon Private Limited	Owned by the minority Shareholder of REIT India
Shexian Ruibo Environmental Science and Technology Co., Ltd.	The owner of the entity holds more than 5% of the Company’s outstanding common stock
Zhongrong Honghe Eco Construction Materials Co., Ltd	An entity controlled by the CEO’s wife
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd.	An entity controlled by the CEO’s wife
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by the CEO

Schedule of due to related parties
	December 31, 2019	December 31, 2018
Mr. Hengfang Li	$405,222	599,890

Schedule of the balances resulting from normal course of business with related parties
	December 31, 2019	December 31, 2018
Accounts receivable – related party
- Reto International Trading Co. Ltd	$469,474	$450,473
Total accounts receivable from related party	$469,474	$450,473

Schedule of advance to supplier, related party
	December 31, 2019	December 31, 2018
Advance to supplier – related party
- Shexian Ruibo Environmental Science and Technology Co., Ltd.	$-	$151,678
Total	$-	$151,678

Schedule of accounts payables to related parties
	December 31, 2019	December 31, 2018
Accounts payable – related parties
- Q Green Techcon Private Limited	$1,361,253	$557,584
- Shexian Ruibo Environmental Science and Technology Co., Ltd.	123,796	-
Total	$1,485,049	$557,584

Schedule of sales to related parties
	For the years ended December 31,
	2019	2018	2017
Sales to related parties
Zhongrong Honghe Eco Construction Materials Co., Ltd	$-	$56,767	$-
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd.	-	233,559	-
Hunyuan Baiyang Food Co., Ltd.	83,972	-	-
Reto International Trading Co. Ltd.	-	1,139,440	-
Total	$83,972	$1,940,811	$-

Schedule of purchases from related parties
	For the years ended December 31,
	2019	2018	2017
Purchase from a relate party
Shexian Ruibo Environmental Science and Technology Co., Ltd.	$-	$5,843,564	$-
Q Green Techcon Private Limited.	2,021,934	-	-
Total	$2,021,934	$5,843,564	$-